Segment Information and Sales to Significant Customers - Summary of Percentage of Sales to Significant Customers Groups (Detail)	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Customer 1 [Member]
Revenue, Major Customer [Line Items]
Percentage of sales to significant customer groups	33.00%		28.00%		26.00%
Customer 2 [Member]
Revenue, Major Customer [Line Items]
Percentage of sales to significant customer groups		[1]		[1]	10.00%

[1]	* Represents an amount of less than 10%.